Short-term Borrowings (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
Short-term Debt [Line Items]
Loans, principally from banks, with a weighted-average interest at March 31, 2012 and March 31, 2013 of 1.93% and of 2.31% per annum, respectively	$ 11,294	¥ 1,062,233	¥ 1,158,556
Commercial paper with a weighted-average interest at March 31, 2012 and March 31, 2013 of 0.72% and of 0.52% per annum, respectively	32,188	3,027,295	2,292,093
Short-term borrowings	$ 43,482	¥ 4,089,528	¥ 3,450,649